INVENTORIES	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 4          -            INVENTORIES

A.	Composition:

	As of December 31,
	2 0 1 7	2 0 1 6

Raw materials	$10,634	$9,596
Work in process	15,507	12,205
Finished goods	8,780	7,459
	$34,921	$29,260

B.	In the years ended December 31, 2017, 2016 and 2015, the Company wrote-off inventories in a total amount of $3,418, $4,038 and $2,551, respectively.